Convertible notes payable (Details Narrative)	12 Months Ended
Dec. 31, 2024 $ / shares
Convertible notes payable
Fixed conversion price	$ 0.01
Description of conversion price	The conversion price is the average closing bid price for the 10 trading days prior to the conversion date multiplied by 80%, not to exceed $0.01